Consolidated Balance Sheet - USD ($)	Dec. 31, 2023	Mar. 31, 2023
Current assets:
Cash and cash equivalents	$ 1,650,223	$ 21,378
Marketable securities	4,623	14,415
Accounts receivable, net
Inventory	234,590	331,548
Deposits and advances	620,957	288,842
Total current assets	2,510,393	656,183
Property, plant and equipment, net	60,184	55,196
Non-Marketable securities
Deferred tax assets
Total long-term assets	60,184	55,196
Total assets	2,570,577	711,379
Current liabilities:
Accounts payable	877,595	3,976
Accrued liabilities and others	47,589	55,571
Borrowings	283,692	1,158,390
Total current liabilities	1,208,876	1,217,937
Long-term loans
Other liabilities	300,000
Operating lease liability
Total non-current liabilities	300,000
Total liabilities	1,508,876	1,217,937
Commitments and Contingencies – See Note 11
Stockholders’ equity:
Common stock value	323,268	191,477
Share Premium	5,086,950	149,614
Profit on Consolidation	87,756	87,756
Non Controlling Interest	(47,721)	(14,979)
Other Comprehensive income	56,426	51,057
Accumulated deficit	(4,444,982)	(971,483)
Total stockholders’ equity	1,061,701	(506,558)
Total liabilities and stockholders’ equity	2,570,577	711,379
Common Class A [Member]
Stockholders’ equity:
Common stock value	$ 4